Leases - Summary of Maturities of Financing Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	$ 181,297
Less: interest	(84,207)
Less: tenant improvement allowance	(173)
Present value of financing liabilities	96,917
Less: short-term financing liabilities	(9,312)	$ (10,217)
Long-term financing liabilities	87,605	$ 87,600
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	13,204
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	13,535
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	13,875
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	14,223
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	14,580
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	$ 111,880